                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:          / /        (a)
             or fiscal year ending:      12/31/2005     (b)

Is this a transition report? (Y/N):                            N
                                                            -------
                                                              Y/N

Is this an amendment to a previous filing? (Y/N):              N
                                                            -------
                                                              Y/N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V

     B. File Number:        811-0514

     C. Telephone Number:   (617) 663-3812

2.   A. Street:             200 Clarendon Street P.O. Box 111

     B. City: Boston     C. State: Massachusetts    D. Zip Code: 02117
                                                       Zip Ext. 0111

     E. Foreign Country:               Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)------     N
                                                                        -------
                                                                          Y/N

4.   Is this the last filing on this form by Registrant?  (Y/N)-------     N
                                                                        -------
                                                                          Y/N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)---     N
        [If answer is "Y" (Yes), complete only items 89 through 110.]   -------
                                                                          Y/N

6.   Is Registrant a unit investment trust (UIT)? (Y/N)----------------     Y
         [If answer is "Y" (Yes), complete only items 111 through 132.]  -------
                                                                           Y/N

        For period ending    12/31/2005

        File number 811-05140

111.   A.  [/]  Depositor Name: ________________________________________

       B.  [/]  File Number (if any): __________________________________

       C.  [/]  City: ___________State: _____Zip Code: _____Zip Ext: _____

       D.  [/]  Foreign Country: _______________Foreign Postal Code: _______

111.   A.  [/]  Depositor Name: ______________________________________

       B.  [/]  File Number (if any): ________________________________

       C.  [/]  City: ___________State: _____Zip Code: _____Zip Ext: _____

       D.  [/]  Foreign Country: _______________Foreign Postal Code: _______

112.   A.  [/]  Sponsor Name: __________________________________________

       B.  [/]  File Number (if any): ___________________________________

       C.  [/]  City: ___________State: _____Zip Code: _____Zip Ext: _____

       D.  [/]  Foreign Country: _______________Foreign Postal Code: _______

112.   A.  [/]  Sponsor Name: __________________________________________

       B.  [/]  File Number (if any): __________________________________

       C.  [/]  City: ___________State: _____Zip Code: _____Zip Ext: _____

       D.  [/]  Foreign Country: _______________Foreign Postal Code: _______

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     For period ending    12/31/2005

     File number 811-05140

113. A. [/]    Trustee Name: _________________________________

     B. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     C. [/]    Foreign Country: _______________Foreign Postal Code: ________

113. A. [/]    Trustee Name: ____________________________________

     B. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     C. [/]    Foreign Country: _______________Foreign Postal Code: ________

114. A. [/]    Principal Underwriter Name: _______________________________

     B. [/]    File Number (if any): ________________________________

     C. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     D. [/]    Foreign Country: _______________Foreign Postal Code: ________

114. A. [/]    Principal Underwriter Name: __________________________

     B. [/]    File Number (if any): _______________________________

     C. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     D. [/]    Foreign Country: _______________Foreign Postal Code: ________

115. A. [/]    Independent Public Accountant Name: ____________________

     B. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     C. [/]    Foreign Country: _______________Foreign Postal Code: ________

115. A. [/]    Independent Public Accountant Name: ______________________

     B. [/]    City: ___________State: _____Zip Code: _____Zip Ext: _____

     C. [/]    Foreign Country: _______________Foreign Postal Code: ________

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   For period ending   12/31/2005

   File number 811-05140

116. Family of investment companies information:

     A.   [/] Is Registrant part of a family of investment
                  companies? (Y/N)----------------------------------------
                                                                       -------
                                                                         Y/N

     B.   [/] Identify the family in 10 letters:    MANULIFEIS

               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  [/] Is Registrant a separate account of an insurance company? (Y/N) ----------------------------------------
                                                                      -------
                                                                        Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [/] Variable annuity contracts? (Y/N)-----------------

                                                                       -------
                                                                         Y/N

     C.   [/] Schedule premium variable life contracts? (Y/N)----
                                                                       -------
                                                                         Y/N

     D.   [/] Flexible premium variable life contracts? (Y/N)----
                                                                       -------
                                                                         Y/N

     E.   [/] Other types of insurance products registered under
          the Securities Act of 1933? (Y/N)--------------------------
                                                                       -------
                                                                         Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the
             Securities Act of 1933 ---------------------------------     1
                                                                       -------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
             effective during the period ----------------------------
                                                                       -------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item
             119 ($000's omitted) -----------------------------------   $
                                                                       -------

121. [/] State the number of series for which a current
             prospectus was in existence at the end of the period ---    1
                                                                       -------

122. [/] State the number of existing series for which
             additional units were registered under the Securities
             Act of 1933 during the current period ------------------
                                                                       -------

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    For period ending    12/31/2005

    File number 811-05140

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)-------   $
                                                                       -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units is
         to be measured on the date they were placed in the
         subsequent series) ($000's omitted) --------------------
                                                                       -------

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from the
         sale of units of all series of Registrant ($000's
         omitted) -----------------------------------------------   $
                                                                       -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any,
     collected on units of a prior series placed in the portfolio
     of a subsequent series). ($000's omitted) -------------------   $   0
                                                                       -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                              Total Income
                                                                   Number     Total Assets    Distributions
                                                                  of Series      ($000's         ($000's
                                                                  Investing     omitted)         omitted)
                                                                  ---------   ------------    -------------
A  U.S. Treasury direct issue..................................                $               $
                                                                  ---------   ------------    -------------
B  U.S. Government agency......................................                $               $
                                                                  ---------   ------------    -------------
C  State and municipal tax-free................................                $               $
                                                                  ---------   ------------    -------------
D  Public utility debt ........................................                $               $
                                                                  ---------   ------------    -------------
E  Broker or dealers debt or debt of brokers' or dealers'                      $               $
   parent......................................................
                                                                  ---------   ------------    -------------
F  All other corporate intermed. & long-term debt..............                $               $
                                                                  ---------   ------------    -------------
G  All other corporate short-term debt ........................                $               $
                                                                  ---------   ------------    -------------
H  Equity securities or brokers or dealers or
   parents of brokers or dealers...............................                $               $
                                                                  ---------   ------------    -------------
I  Investment company equity securities........................                $               $
                                                                  ---------   ------------    -------------
J  All other equity securities.................................           1    $ 339,543       $ 0
                                                                  ---------   ------------    -------------
K  Other securities............................................                $               $
                                                                  ---------   ------------    -------------
L  Total assets of all series of Registrant                               1    $ 339,543       $ 0
                                                                              ------------

      For period ending    12/31/2005

      File number 811-05140

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the insurer?(Y/N) ---
                                                                        -------
                                                                          Y/N

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N) -------
                                                                        -------
                                                                          Y/N
         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N) --------------------------------------
                                                                       -------
                                                                         Y/N

131. Total expenses incurred by all series of Registrants during
     the current reporting period ($000's omitted) ----------------    $5,230
                                                                       -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-    05140   811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----
811-            811-             811-             811-             811-
        -----          -----            -----            -----             -----

    For period ending  12/31/2005

    File number 811-05140

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the 28th day of February, 2006.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V

  /s/ Yiji Starr
  ---------------
  By:
  Yiji Starr
  Vice President & CFO Annuities

  /s/ ARNOLD R. BERGMAN
  ----------------------
  Witness:
  Arnold R. Bergman
  Chief Counsel Annuities